                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

     or fiscal year ending:      12 / 31 / 00        (b)
                             -------------------

Is this a transition report? (Y/N)        N
                                    -------------

Is this an amendment to a previous filing? (Y/N)       N
                                                  ----------

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A. Registrant Name:  Separate Account VA-2L

    B. File Number:  811-7232

    C. Telephone Number:  319-297-8121


2.  A. Street:  4333 Edgewood Road N.E.

    B. City:  Cedar Rapids   C. State:  IA   D. Zip Code:  52499   Zip Ext: 0001

    E. Foreign Country:  Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)    N
                                                                 ---

4.  Is this the last filing on this form by Registrant? (Y/N)    N
                                                                ---

5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                       ---
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)     Y
                                                          ---
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]


    B. How many separate series or portfolios did Registrant have at the end of the period?

                                                       If filing more than one
                                                         Page 50, "X" box: [ ]
For period ending    12/31/00
                   -----------

File number 811-7232
               ---------

123. [ ] State the total value of the additional units considered in answering item 122 ($000's) omitted. $492,300
                                    --------

124. [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                $
                                                                --------

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $
                                                                --------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
         series.)($000's omitted)                               $
                                                                --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
         NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding
         distributions of realized gains, if any):              $
                                                                --------

                                                                 Number of       Total Assets         Total Income
                                                                   Series      ($000's omitted)      Distributions
                                                                 Investing                          ($000's omitted)
                                                                 ---------     ----------------     ----------------

A.  U.S. Treasury direct issue                                   ________      $____________        $____________

B.  U.S. Government agency                                       ________      $____________        $____________

C.  State and municipal tax-free                                 ________      $____________        $____________

D.  Public utility debt                                          ________      $____________        $____________

E.  Brokers or dealers debt or
    debt of brokers' or dealers' parent                          ________      $____________        $____________

F.  All other corporate intermed. & long-term debt               ________      $____________        $____________

G.  All other corporate short-term debt                          ________      $____________        $____________

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers                             ________      $____________        $____________

I.  Investment company equity securities                                1      $   1,885,893        $      24,833
                                                                 --------      -------------        -------------

J.  All other equity securities                                  --------      $------------        $------------

K.  Other securities                                             ________      $____________        $____________

L.  Total assets of all series of registrant                            1      $   1,885,893        $      24,833
                                                                 --------      -------------        -------------

                                      50

                                                         If filing more than one
                                                           Page 51, "X" box: [ ]

For period ending    12/31/00
                     --------

File number 811-7232
              --------


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                      -----
                                                                       Y/N
         [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                      -----
                                                                       Y/N
         [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                      -----
                                                                       Y/N

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                    $26,290
                                                                      -------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-
       811-          811-            811-            811-            811-

                                      51

FORM N-SAR - SEPARATE ACCOUNT VA-2L,
A SEPARATE ACCOUNT OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
FILE NO. 811-7232


This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 16th day of February, 2001.



                                      TRANSAMERICA OCCIDENTAL
                                      LIFE INSURANCE COMPANY

                                      By:    /s/ Ronald L. Ziegler
                                             ---------------------
                                             Ronald L. Ziegler
                                             Vice President and Actuary


Witness:


/s/ Frank A. Camp
--------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
Transamerica Occidental Life Insurance Company